Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares outstanding	46,261,000	46,002,000
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares outstanding